Summary of Significant Accounting Policies - Schedule of Estimated Future Aggregate Amortization Expense (Details) $ in Millions	Dec. 31, 2014 USD ($)
Accounting Policies [Abstract]
2015	$ 751
2016	588
2017	486
2018	419
2019	$ 365